UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2009 – May 31, 2010

Item 1: Reports to Shareholders

Vanguard New Jersey Tax-Exempt Funds
Semiannual Report

May 31, 2010

Vanguard New Jersey Tax-Exempt Money Market Fund
Vanguard New Jersey Long-Term Tax-Exempt Fund

> Amid ongoing state and local budget woes, municipal bonds posted solid returns in the first half of the fiscal year, while money market returns hovered near zero.

> Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.05% for the six months ended May 31, 2010, slightly ahead of the average return of its state peer group.

> Vanguard New Jersey Long-Term Tax-Exempt Fund returned almost 3% for the period, trailing the returns of its comparative standards.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New Jersey Tax-Exempt Money Market Fund.	12
New Jersey Long-Term Tax-Exempt Fund.	25
About Your Fund’s Expenses.	46
Trustees Approve Advisory Arrangement.	48
Glossary.	49

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended May 31, 2010
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard New Jersey Tax-Exempt Money
Market Fund	0.13%	0.22%	0.05%	0.00%	0.05%
New Jersey Tax-Exempt Money Market Funds
Average					0.01
New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	3.27%	5.64%	2.09%	0.86%	2.95%
Admiral™ Shares	3.35	5.77	2.13	0.86	2.99
Barclays Capital 10 Year Municipal Bond Index					3.46
New Jersey Municipal Debt Funds Average					4.14
New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the New Jersey Tax-Exempt Money Market Fund; 30-day SEC yield for the New Jersey Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Your Fund’s Performance at a Glance
November 30, 2009 , Through May 31, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New Jersey Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.001	$0.000
Vanguard New Jersey Long-Term Tax-Exempt
Fund
Investor Shares	$11.64	$11.74	$0.239	$0.000
Admiral Shares	11.64	11.74	0.244	0.000

Chairman’s Letter

Dear Shareholder:

Municipal bonds performed well in the six months ended May 31, even as serious budget shortfalls at the state and local levels continued to take center stage nationwide. Vanguard New Jersey Long-Term Tax-Exempt Fund returned 2.95% for Investor Shares, ahead of the return of the broad U.S. taxable bond market but trailing the result of its national benchmark index and the average return of its state peers.

Anchored by Federal Reserve policy to stimulate the economy, both taxable and tax-exempt money market rates and returns remained near zero. Vanguard New Jersey Tax-Exempt Money Market Fund returned only 0.05%, but low expenses helped it stay ahead of the average return of its peer group.

Low money market returns led many investors seeking tax-exempt income to favor the somewhat higher interest rates available on longer-term securities—which raised these bonds’ prices and lowered yields. In fact, many tax-exempt yields have been near their four-decade lows.

As of May 31, the 30-day SEC yield of the New Jersey Long-Term Tax-Exempt Fund Investor Shares was 3.27%, down slightly from 3.31% on November 30. The New Jersey Tax-Exempt Money Market Fund’s 7-day SEC yield was 0.13%, down from 0.50% a year ago but unchanged from the fiscal year-end. As shown on page 1, the taxable-equivalent yield of each fund was higher.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Money Market Fund had some exposure to these securities, but the Long-Term Fund did not.

Surprising developments, fast-changing sentiment
For most of the past six months, corporate and municipal bonds were the fixed income market’s best performers, although returns were generally tepid compared with last year’s exceptional rally. Riskier securities delivered the highest returns, while U.S. Treasury prices drifted lower. These dynamics reflected both optimism that the U.S. economic recovery was gaining traction, enhancing the creditworthiness of borrowers, and investors’ wide-ranging search for yield in response to record-low short-term interest rates.

Toward the end of the period, however, investors—rattled by Europe’s sovereign debt crisis—retreated into U.S. Treasuries. For the full six months, the broad taxable market returned a little more than 2%; municipal securities returned more than 3%.

Market Barometer
			Total Returns
		Periods Ended May 31, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.08%	8.42%	5.33%
Barclays Capital Municipal Bond Index	3.60	8.52	4.52
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.12	2.67

Stocks
Russell 1000 Index (Large-caps)	1.53%	22.33%	0.67%
Russell 2000 Index (Small-caps)	14.84	33.62	2.77
Dow Jones U.S. Total Stock Market Index	2.78	23.49	1.25
MSCI All Country World Index ex USA (International)	-7.74	11.08	4.49

CPI
Consumer Price Index	0.85%	2.02%	2.33%

Amid global stock market turmoil, small-caps were a bright spot
Swift reversals were a theme in the stock market, too. Stock prices rallied at the start of the period, pulled back in January, then surged higher on rapid growth in corporate earnings and pervasive optimism about the strength of the economic recovery. In May, however, as the scope of Europe’s fiscal challenges seemed to expand, stock prices retreated sharply. For the full six months, U.S. stocks returned about 3%. Small-caps, which are less exposed to global turmoil than large-cap multinationals, performed much better.

International stocks posted a weak six-month return. For U.S.-based investors, a strengthening U.S. dollar reduced the value of assets denominated in other currencies.

Firm demand for longer-term munis, less interest in money markets
A variety of market forces worked to the benefit of the municipal bond market during the last six months. Not surprisingly—given their near-zero return—taxexempt money market funds continued to experience net cash outflows. Some of that cash has been reinvested in longer-term funds, helping to support prices.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New Jersey Tax-Exempt Money
Market Fund	0.17%	—	0.60%
New Jersey Long-Term Tax-Exempt
Fund	0.20	0.12%	1.05

The fund expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the six months ended May 31, 2010, the funds’ annualized expense ratios were: for the New Jersey Tax-Exempt Money Market Fund, 0.17%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the New Jersey Tax-Exempt Money Market Fund, New Jersey Tax-Exempt Money Market Funds; for the New Jersey Long-Term Tax-Exempt Fund, New Jersey Municipal Debt Funds.

The unfolding debt crisis in Greece and other European nations also spurred demand as investors became risk-averse, turning to ultrasafe Treasury securities as well as munis. Notwithstanding the fiscal stress faced by state and local governments, munis are still perceived as relatively safe havens, given their historically low default rates and the ability of many issuers to increase taxes to close funding gaps.

Another key driver of tax-exempt bond performance has been the remarkable success of taxable Build America Bonds. Created as part of the massive federal stimulus package in early 2009, these bonds provide a federal subsidy to help reduce state and local governments’ borrowing costs. The New Jersey Transportation Trust is one example of the many issuers who have taken advantage of this provision.

Investment insight

A word about credit ratings
You may have noticed recently that some municipal securities appear to have been upgraded, even while state and local authorities struggle to balance their budgets and meet their obligations.

This apparent improvement resulted from a nationwide “recalibration” of municipal bond ratings by two major credit-rating agencies, which have stressed that the changes are not upgrades. Both agencies now rate municipal debt by the same standards they use to rate corporate debt, a change intended to make ratings more comparable across categories of taxable and tax-exempt bonds. For many municipal issuers—
including the state of New Jersey—the result has been a new rating unrelated to any change in the issuer’s financial conditions. The new ratings are reflected in the Fund
Profile statistics in this semiannual report.

Another consequence of the agencies’ new approach is that their ratings of municipal borrowers are now clustered in a narrower range, making it more difficult for individual investors to discriminate among them. This puts a premium on the type of thorough and independent analysis that Vanguard’s highly experienced team of credit analysts conducts as a matter of course. As they continually monitor all the securities in our funds, and evaluate prospective purchases, our analysts even meet face-to-face with issuers’ representatives to get a solid understanding of creditworthiness. We believe the analysts’ independent judgment provides an exceptionally solid grounding for the high credit quality of our funds.

Nationwide, the issuance of more than $100 billion of taxable Build America Bonds in just over a year has crowded out new tax-exempt issues, causing investors—especially those seeking longer-maturity bonds—to bid up taxexempt prices (thereby lowering yields). The supply shrinkage has been notable: In the first five months of calendar-year 2010, only about two-thirds of muni issuance was tax-exempt, compared with an average of well above 90% for the January–May period in the last five years.

Vanguard New Jersey Long-Term TaxExempt Fund’s results reflected these country-wide dynamics as well as individual security selection, and trailed the return of the national municipal benchmark index and the average return of New Jersey peer funds. Your fund’s orientation toward higher credit quality served as a headwind during the period, as lower-quality bonds generally outperformed.

Municipal defaults remain rare despite financial struggles
The health of state and municipal finances often lags that of the national economy, and this appears to be the case in the current economic cycle. Although the broad U.S. economy has continued to recover from the deep recession, the fiscal conditions of state and local governments are likely to remain fragile for at least another year or longer.

In common with most states, New Jersey confronts some of the toughest challenges since the Great Depression: lower revenues from sales and income taxes and high unemployment (almost 10%, near the national average). Even after deep spending cuts during the past two years, New Jersey faced a reported $11 billion budget deficit for the new fiscal year (beginning July 1)—about one-third of projected revenues, one of the highest percentage and dollar gaps in the nation. Despite such dilemmas, municipal default rates across the United States have remained considerably lower than those of corporate debt.

For more information on the funds’ positioning and performance during the last six months, please see the Advisor’s Report following this letter.

Tune out the noise, and focus on the long term
It’s hard to pick up a newspaper or go online without reading about state and local furloughs, teacher layoffs, and stopgap funding measures—not to mention concerns that weak European economies may stunt global economic growth. Even though many of these developments hit close to home, and may tempt you to respond, don’t let them distract you. Instead, focus on maintaining a portfolio that is appropriately balanced among asset classes and is consistent with your investment goals.

Also, don’t lose sight of the need to diversify your bond holdings, not just your stocks. Recent Vanguard research underscores the benefits of a broadly diversified bond portfolio—regardless of the possible direction of interest rates.

For higher-tax-bracket investors in the state the Vanguard New Jersey Tax-Exempt Funds can help provide diversification with the added advantage of exemption from state income taxes, as well as low costs and the seasoned judgment of Vanguard’s team of portfolio managers and credit analysts.

Thank you for entrusting your asset to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 11, 2010

Advisor’s Report

For the six months ended May 31, 2010, Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.05%, just ahead of the average return of peer-group state funds. Vanguard New Jersey Long-Term Tax-Exempt Fund returned 2.95% for Investor Shares and 2.99% for Admiral Shares, behind the return of the national benchmark index and the average return of competing state funds.

The investment environment
As shown in the table, at the end of May municipal bond yields were about where they started the new fiscal year for short- and intermediate-term bonds, but lower for longer-term bonds. Overall, yields were close to the lows reached over roughly the last 40 years.

In addition, the spread in yields between lowest-risk and higher-risk municipal bonds continued to narrow from the extremely wide spans that characterized the muni bond market during the worst of the financial crisis in late 2008 and early 2009. The narrowing was only slightly interrupted by investors’ reaction late in the period to the debt crisis in Europe, which started with uncertainty about whether Greece would be able to meet its obligations.

One response to the ratcheted-up uncertainty about the global economic recovery has been a flight to quality that fueled demand for U.S. Treasury securities, a traditional safe haven. This dynamic made tax-exempt municipal bonds more attractive, despite the financial stresses

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2009	2010
2 years	0.61%	0.58%
5 years	1.50	1.59
10 years	2.78	2.80
30 years	4.28	4.00
Source: Vanguard.

imposed on most states and municipalities by the severe recession. Higher demand raises bond prices but reduces yields, because prices and yields move inversely to each other. As the European debt crisis began to dominate financial headlines in April and May, Treasury and tax-exempt bond yields fell.

Other factors leading to lower yields were set in motion from opposite ends of the maturity spectrum. With short-term interest rates held close to zero by the Federal Reserve, money market mutual funds could offer investors virtually no yield. Many investors moved on to longer-term municipal bonds and bond funds.

At the longer end of the spectrum, demand for tax-exempt bonds was steady; however, the supply of new tax-exempt issues declined, a result of the growing issuance by state and local governments of taxable Build America Bonds. These “BABs” were created by the American Recovery and Reinvestment Act of 2009, the federal government’s huge economic stimulus package. Through an attractive subsidy, BABs allow states and munici-palities to lower their financing costs for a variety of projects, including improvements to highways, schools, and water and sewer systems. Because long-term bonds pay the most interest, issuers seeking to maximize the benefit of the federal subsidy have favored long-term BABs, which in turn has reduced the pool of securities available to funds like the New Jersey Long-Term Tax-Exempt Fund.

For perspective, before the introduction of BABs, just about all state and municipal bond issuance nationwide consisted of tax-exempt issues. In recent years, total municipal new-issue volume has been running at about $400 billion annually, and BABs have been capturing an increasing share of that supply: More than $100 billion of BABs were issued from April 2009 through May 2010. During the six months ended May 31, New Jersey issuers raised more than $1 billion through BABs and about $5 billion through traditional munis, compared with combined issuance of more than $5 billion in the first half of fiscal-year 2009. The Vanguard New Jersey Tax-Exempt Funds generally do not invest in securities, such as BABs, that generate taxable income.

The end result of these market forces has been a yield curve that is anchored at zero at the shortest end, extraordinarily steep in the 1- to 10-year range, and flat at the longest end. In fact, during the past six months the yields of traditional AAA-rated 30-year munis dipped below 4% for a time, a rare event.

Management of the funds
For most of the last six months, lower-quality bonds generally outperformed those of higher credit quality, continuing a trend that started when credit-market conditions began returning to normal last year. This created a challenge for the New Jersey Long-Term Tax-Exempt Fund because of our emphasis on higher-quality securities. Although the fund lagged the average return of its New Jersey peer funds in the last six months, we believe our focus on quality serves the fund’s shareholders well in the long run.

The investment world is now waiting for the Federal Reserve’s next move on interest rates. We believe that the Fed will begin to raise rates when there is consistent month-to-month growth in employment, which is necessary to sustain a recovery from the worst recession since the Great Depression.

Our best estimate suggests that the Fed will begin tightening in 2011, although the European debt crisis may now have become a factor influencing the timing of that decision. We have set the duration, or interest rate sensitivity, of the fund accordingly. In other words, the portfolio is positioned for continued economic recovery, and we are poised to react appropriately when the Fed is ready to take its next steps.

Outlook
As the broad economy continues to bounce back, the condition of stressed-out state and municipal finances is also likely to improve, though slowly and unevenly. We’re sure that you’ll be hearing and reading about the many difficult decisions that legislators and officials in New Jersey and other states and localities will be making about spending and allocation of resources, especially given the rough-and-tumble political process. Moreover, it may be that federal help will diminish as the U.S. government focuses on its own critical fiscal challenges.

In addition to dealing with recession-induced revenue shortfalls, many states and municipalities face another looming—and in some cases immediate—challenge: the need to fund pension, health care, and other retirement benefits. The combination of generous benefits historically granted to public workers and an uncooperative stock market has helped to create what the Pew Center on the States called “The

Trillion Dollar Gap.” In New Jersey, where previous attempts at pension reform failed in recent years, the governor signed new laws earlier this year aimed at making benefits less generous for teachers, police, and other public employees who retire in the future.

The current state of municipal finances has naturally raised concern among investors about default risk. As a practical matter, there’s a major incentive for a muni bond issuer not to default: It would mean being shut out of the capital markets for years to come. In fact, municipal defaults have been rare: According to data submitted to Congress about the default experience of bonds rated by Moody’s Investors Service, the 10-year cumulative default rate for muni bonds from 1970 to 2009 was a fraction of 1%, compared with corporate default rates of about 11%. In recent years, muni defaults have often involved nonrated, high-risk projects, such as real estate developments, which we don’t consider suitable for our funds.

Most important, at the heart of Vanguard’s management of municipal bond funds is an intimate knowledge of the fiscal conditions of the state and local issuers that offer bonds. Such understanding is crucial in evaluating potential purchases and in monitoring bonds already owned by the funds. Our knowledge base—difficult for individual investors to develop on their own, given the complexities of the muni bond market—is constantly refreshed by a team of credit analysts, including sector specialists, who collectively have many decades of experience and work together with portfolio managers and traders to keep on top of municipal conditions. In sum, our credit analyst team is one of the strongest in the business.

We are confident that our analytical insight and long-term focus, together with the New Jersey Tax-Exempt Funds’ low costs, will help us deliver competitive returns through both challenging and more normal markets.

Kathryn T. Allen, Principal,
Portfolio Manager

Michael G. Kobs, Portfolio Manager

Christopher W. Alwine, CFA, Principal,
Head of Municipal Money Market and Municipal Bond Groups

Vanguard Fixed Income Group

June 18, 2010

New Jersey Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2010

Financial Attributes
Ticker Symbol	VNJXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.13%
Average Quality	MIG-1
Average Weighted
Maturity	28 days
Average quality: Moody’s Investors Service.

Distribution by Credit Quality (% of portfolio)
MIG-1/SP-1+	88.0%
A-1/P-1	11.3
AAA/AA	0.7

Ratings: Moody’s Investors Service, Standard & Poor’s.

1 The expense ratio shown is from the prospectus dated April 22, 2010, and represents estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended May 31, 2010, the annualized expense ratio was 0.17%.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1999, Through May 31, 2010
		NJ Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2000	3.68%	3.36%
2001	2.80	2.38
2002	1.29	0.88
2003	0.87	0.48
2004	1.03	0.55
2005	2.17	1.63
2006	3.25	2.74
2007	3.60	3.12
2008	2.27	1.90
2009	0.45	0.25
2010	0.05	0.01
7-day SEC yield (5/31/2010): 0.13%
New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2010, performance data reflect the six months ended May 31, 2010.

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New Jersey Tax-Exempt Money
Market Fund	2/3/1988	0.22%	2.24%	2.03%

See Financial Highlights for dividend information.

New Jersey Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). In addition, the fund publishes its holdings on a monthly basis at www.vanguard.com.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.9%)
New Jersey (91.1%)
Bergen County NJ BAN	1.500%	12/17/10	26,685	26,856
Burlington County NJ BAN	2.000%	10/21/10	9,000	9,053
Camden County NJ Health Care Rev.
(Cooper Health) VRDO	0.240%	6/7/10 LOC	12,460	12,460
Camden County NJ Improvement Auth.
Lease Rev. VRDO	0.270%	6/7/10 LOC	49,500	49,500
Delaware River & Bay Auth. New Jersey Rev. VRDO	0.240%	6/7/10 LOC	4,300	4,300
Delaware River Port Auth. Pennsylvania &
New Jersey Rev. VRDO	0.230%	6/7/10 LOC	51,600	51,600
Delaware River Port Auth. Pennsylvania &
New Jersey Rev. VRDO	0.240%	6/7/10 LOC	15,500	15,500
Delaware River Port Auth. Pennsylvania &
New Jersey Rev. VRDO	0.270%	6/7/10 LOC	57,700	57,700
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10(Prere.)	3,390	3,451
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10(Prere.)	2,650	2,697
Essex County NJ Improvement Auth. Rev.
(Jewish Community Center) VRDO	0.240%	6/7/10 LOC	11,625	11,625
Fair Lawn NJ BAN	2.000%	12/16/10	15,665	15,806
Florham Park NJ BAN	1.500%	2/1/11	5,700	5,744
1 Garden State Preservation Trust New Jersey
TOB VRDO	0.290%	6/7/10 (4)	4,185	4,185
Gloucester County NJ BAN	2.000%	10/14/10	23,500	23,637
Gloucester County NJ PCR
(Mobil Oil Refining Corp.) VRDO	0.200%	6/1/10	38,800	38,800
Linden NJ BAN	1.500%	5/12/11	14,174	14,310
1 Madison Borough NJ Board of Educ. TOB VRDO	0.290%	6/7/10 LOC	11,710	11,710
Mount Laurel Township NJ BAN	2.000%	10/27/10	12,593	12,673
New Jersey Building Auth. Rev. VRDO	0.240%	6/7/10 LOC	13,070	13,070
New Jersey Building Auth. Rev. VRDO	0.250%	6/7/10 LOC	26,865	26,865
New Jersey Building Auth. Rev. VRDO	0.250%	6/7/10 LOC	25,780	25,780
New Jersey Econ. Dev. Auth.
(Port Newark Container) VRDO	0.310%	6/7/10 LOC	30,700	30,700
1 New Jersey Econ. Dev. Auth.
(School Fac. Construction) TOB VRDO	0.300%	6/7/10 (4)	11,065	11,065
New Jersey Econ. Dev. Auth. Fac. Rev.
(Logan Project) CP	0.300%	6/3/10 LOC	48,400	48,400

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Econ. Dev. Auth. Natural Gas Fac.
Rev. (New Jersey Natural Gas) VRDO	0.300%	6/7/10 LOC	8,500	8,500
New Jersey Econ. Dev. Auth. Rev.
(Bennedictine Abbey Newark) VRDO	0.250%	6/7/10 LOC	19,700	19,700
1 New Jersey Econ. Dev. Auth. Rev.
(Bennedictine Abbey Newark) VRDO	0.250%	6/7/10 LOC	8,625	8,625
New Jersey Econ. Dev. Auth. Rev.
(Cooper Health System) VRDO	0.230%	6/7/10 LOC	16,300	16,300
1 New Jersey Econ. Dev. Auth. Rev.
(Duke Farms Foundation) TOB VRDO	0.310%	6/7/10	3,900	3,900
New Jersey Econ. Dev. Auth. Rev.
(Duke Farms Foundation) VRDO	0.230%	6/1/10 LOC	16,600	16,600
New Jersey Econ. Dev. Auth. Rev.
(Franciscan Oaks Project) VRDO	0.220%	6/7/10 LOC	3,350	3,350
New Jersey Econ. Dev. Auth. Rev.
(Lawrenceville School Project) VRDO	0.250%	6/1/10	20,700	20,700
New Jersey Econ. Dev. Auth. Rev.
(Ocean Spray Cranberries) VRDO	0.390%	6/7/10 LOC	8,000	8,000
New Jersey Econ. Dev. Auth. Rev.
(Order Saint Benedict Project) VRDO	0.220%	6/7/10 LOC	15,000	15,000
New Jersey Econ. Dev. Auth. Rev.
(Order Saint Benedict Project) VRDO	0.220%	6/7/10 LOC	16,415	16,415
New Jersey Econ. Dev. Auth. Rev.
(Presbyterian Homes) VRDO	0.230%	6/7/10 LOC	14,900	14,900
New Jersey Econ. Dev. Auth. Rev.
(School Fac. Construction) BAN	2.500%	6/18/10	25,000	25,024
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11 (ETM)	3,000	3,103
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.230%	6/1/10 LOC	10,935	10,935
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.240%	6/1/10 LOC	62,225	62,225
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.240%	6/7/10 LOC	29,700	29,700
1 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	0.300%	6/7/10 LOC	10,290	10,290
New Jersey Econ. Dev. Auth. Rev. VRDO	0.240%	6/7/10 LOC	9,720	9,720
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (Prere.)	6,405	6,478
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (Prere.)	4,575	4,629
1 New Jersey Educ. Fac. Auth. Rev.
(Institute for Advanced Studies) VRDO	0.250%	6/7/10	25,300	25,300
New Jersey Educ. Fac. Auth. Rev.
(Institute for Advanced Studies) VRDO	0.250%	6/7/10	13,825	13,825
1 New Jersey Educ. Fac. Auth. Rev.
(Institute for Defense Analyses) VRDO	0.290%	6/7/10 LOC	9,435	9,435
1 New Jersey Educ. Fac. Auth. Rev.
(Princeton Univ.) TOB VRDO	0.290%	6/7/10	10,900	10,900
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/10 (Prere.)	11,210	11,254
New Jersey Environmental Infrastructure Trust	5.250%	9/1/10 (Prere.)	4,070	4,161
New Jersey GO	6.000%	2/15/11	3,000	3,119
New Jersey Health Care Fac. Financing Auth. Rev.
(AHS Hosp. Corp.) VRDO	0.250%	6/7/10 LOC	44,000	44,000
New Jersey Health Care Fac. Financing Auth. Rev.
(Hosp. Capital Asset Pooled Program) VRDO	0.190%	6/7/10 LOC	23,600	23,600
New Jersey Health Care Fac. Financing Auth. Rev.
(Hosp. Capital Asset Pooled Program) VRDO	0.190%	6/7/10 LOC	8,500	8,500

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Fac. Financing Auth. Rev.
(Hosp. Capital Asset Pooled Program) VRDO	0.190%	6/7/10 LOC	23,100	23,100
New Jersey Health Care Fac. Financing Auth. Rev.
(Hosp. Capital Asset Pooled Program) VRDO	0.190%	6/7/10 LOC	20,000	20,000
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health Systems) VRDO	0.250%	6/7/10 LOC	27,500	27,500
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian IV) VRDO	0.240%	6/7/10 (12)	18,330	18,330
New Jersey Health Care Fac. Financing Auth. Rev.
(Princeton Healthcare) VRDO	0.230%	6/7/10 LOC	7,500	7,500
New Jersey Health Care Fac. Financing Auth. Rev.
(Robert Wood Johnson Univ.) VRDO	0.220%	6/7/10 LOC	19,260	19,260
New Jersey Health Care Fac. Financing Auth. Rev.
(Robert Wood Johnson Univ.) VRDO	0.220%	6/7/10 LOC	7,905	7,905
New Jersey Health Care Fac. Financing Auth. Rev.
(RWJ Health Care Corp.) VRDO	0.230%	6/7/10 LOC	20,340	20,340
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health) VRDO	0.240%	6/1/10 LOC	7,700	7,700
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health) VRDO	0.180%	6/7/10 LOC	14,000	14,000
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health) VRDO	0.230%	6/7/10 LOC	27,850	27,850
1 New Jersey Health Care Fac. Financing Auth. Rev.
TOB VRDO	0.310%	6/7/10 (12)	5,880	5,880
1 New Jersey Health Care Fac. Financing Auth. Rev.
TOB VRDO	0.310%	6/7/10 (12)	9,600	9,600
New Jersey Health Care Fac. Financing Auth. Rev.
VRDO	0.220%	6/7/10 LOC	10,000	10,000
New Jersey Health Care Fac. Financing Auth. Rev.
VRDO	0.220%	6/7/10 LOC	9,280	9,280
New Jersey Health Care Fac. Financing Auth. Rev.
VRDO	0.230%	6/7/10 LOC	10,000	10,000
New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev. VRDO	0.250%	6/7/10 LOC	6,830	6,830
New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev. VRDO	0.270%	6/7/10 (4)	21,440	21,440
New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev. VRDO	0.270%	6/7/10 (4)	16,800	16,800
New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev. VRDO	0.310%	6/7/10 (4)	12,135	12,135
1 New Jersey Housing & Mortgage Finance Agency
Rev. TOB VRDO	0.350%	6/7/10	7,500	7,500
New Jersey Housing & Mortgage Finance Agency
Rev. VRDO	0.200%	6/7/10	36,085	36,085
New Jersey Housing & Mortgage Finance Agency
Rev. VRDO	0.250%	6/7/10	8,000	8,000
New Jersey Housing & Mortgage Finance Agency
Rev. VRDO	0.290%	6/7/10	10,500	10,500
New Jersey Housing & Mortgage Finance Agency
Rev. VRDO	0.290%	6/7/10	14,000	14,000
New Jersey Housing & Mortgage Finance Agency
Rev. VRDO	0.290%	6/7/10	9,900	9,900
1 New Jersey Housing & Mortgage Finance Agency
Single Family Housing Rev. TOB VRDO	0.400%	6/7/10	7,030	7,030

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Rev. VRDO	0.270%	6/7/10	21,800	21,800
1 New Jersey State Transp. Trust Fund Auth. Capital
Appreciation TOB VRDO	0.290%	6/7/10 LOC	11,045	11,045
1 New Jersey State Transp. Trust Fund Auth. Capital
Appreciation TOB VRDO	0.290%	6/7/10 LOC	24,355	24,355
New Jersey Transp. Corp. COP	5.500%	9/15/10	12,500	12,677
New Jersey Transp. Corp. COP	5.750%	9/15/10 (Prere.)	48,470	49,226
New Jersey Transp. Corp. COP	5.750%	9/15/10	15,000	15,029
New Jersey Transp. Corp. COP	5.750%	9/15/10 (Prere.)	25,000	25,396
New Jersey Transp. Corp. COP	6.000%	9/15/10 (Prere.)	13,000	13,215
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/10 (Prere.)	8,660	8,678
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11 (ETM)	7,510	7,980
1 New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	0.300%	6/7/10 (13)	10,315	10,315
1 New Jersey Transp. Trust Fund Auth. TOB VRDO	0.300%	6/7/10 (4)	16,025	16,025
1 New Jersey Transp. Trust Fund Auth. TOB VRDO	0.300%	6/7/10 LOC	12,060	12,060
1 New Jersey Transp. Trust Fund TOB VRDO	0.290%	6/7/10 LOC	37,030	37,030
1 New Jersey Turnpike Auth. Rev. TOB VRDO	0.440%	6/7/10 (4)	6,745	6,745
1 New Jersey Turnpike Auth. Rev. TOB VRDO	0.440%	6/7/10 (4)	8,545	8,545
New Jersey Turnpike Auth. Rev. VRDO	0.200%	6/7/10 LOC	15,900	15,900
New Jersey Turnpike Auth. Rev. VRDO	0.330%	6/7/10 LOC	80,100	80,100
Parsippany - Troy Hills Township NJ BAN	2.000%	11/10/10	15,000	15,105
1 Port Auth. of New York & New Jersey Rev.
TOB VRDO	0.290%	6/7/10	10,660	10,660
1 Port Auth. of New York & New Jersey Rev.
TOB VRDO	0.300%	6/7/10 (4)	5,000	5,000
1 Port Auth. of New York & New Jersey Rev.
TOB VRDO	0.320%	6/7/10 (4)	7,770	7,770
1 Port Auth. of New York & New Jersey Rev.
TOB VRDO	0.320%	6/7/10 (4)	6,200	6,200
1 Port Auth. of New York & New Jersey Rev.
TOB VRDO	0.350%	6/7/10	5,600	5,600
1 Port Auth. of New York & New Jersey Rev.
TOB VRDO	0.350%	6/7/10 (4)	23,415	23,415
1 Port Auth. of New York & New Jersey Rev.
TOB VRDO	0.380%	6/7/10	5,555	5,555
1 Port Auth. of New York & New Jersey Rev.
TOB VRDO	0.380%	6/7/10	3,335	3,335
1 Port Auth. of New York & New Jersey Rev.
TOB VRDO	0.420%	6/7/10 (4)	4,050	4,050
1 Port Auth. of New York & New Jersey Rev.
TOB VRDO	0.440%	6/7/10	7,320	7,320
Princeton Borough NJ BAN	0.750%	6/11/10	7,188	7,189
Princeton Univ. New Jersey CP	0.220%	6/15/10	7,650	7,650
Rutgers State Univ. New Jersey VRDO	0.220%	6/1/10	67,080	67,080
Rutgers State Univ. New Jersey VRDO	0.250%	6/1/10	46,000	46,000
Salem County NJ Financing Auth. PCR
(Exelon Project) CP	0.300%	6/3/10 LOC	19,000	19,000
Salem County NJ Financing Auth. PCR
(PSEG Power) VRDO	0.190%	6/7/10 LOC	6,200	6,200
Salem County NJ Financing Auth. PCR
(PSEG Power) VRDO	0.240%	6/7/10 LOC	2,200	2,200
Scotch Plains Township NJ BAN	1.750%	1/21/11	8,435	8,512

New Jersey Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	South Jersey Transp. Auth. New Jersey
	Transp. System Rev. VRDO	0.220%	6/7/10 LOC	14,200	14,200
	Summit NJ GO	1.500%	1/21/11	6,350	6,395
	Sussex County NJ BAN	2.500%	6/23/10	10,558	10,571
1	Tobacco Settlement Financing Corp. New Jersey
	Rev. TOB VRDO	0.290%	6/7/10 (Prere.)	21,885	21,885
	Union County NJ BAN	1.750%	7/1/10	20,000	20,024
	Union County NJ PCR (Exxon) VRDO	0.200%	6/1/10	15,600	15,600
	Union County NJ PCR (Exxon) VRDO	0.200%	6/1/10	13,280	13,280
					2,120,057
Puerto Rico (7.8%)
1	Puerto Rico Aqueduct & Sewer Auth. Rev.
	TOB VRDO	0.340%	6/7/10 (12)	5,450	5,450
	Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/10 (Prere.)	6,250	6,338
1	Puerto Rico Electric Power Auth. Rev. TOB VRDO	0.290%	6/7/10 (4)	11,330	11,330
1	Puerto Rico Highway & Transp. Auth. Rev.
	TOB VRDO	0.310%	6/7/10 (4)	3,000	3,000
1	Puerto Rico Housing Finance Auth. Rev. TOB VRDO	0.290%	6/7/10	9,260	9,260
1	Puerto Rico Ind. Medical & Environmental Fac.
	Finance Auth. Rev. PCR (Abbott Laboratories) PUT	0.950%	3/1/11	12,575	12,575
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.290%	6/7/10 LOC	7,425	7,425
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.290%	6/7/10 LOC	8,720	8,720
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.290%	6/7/10 LOC	8,900	8,900
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.290%	6/7/10	7,325	7,325
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.290%	6/7/10	80,600	80,600
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.310%	6/7/10	4,875	4,875
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.390%	6/7/10	15,100	15,100
					180,898
Total Tax-Exempt Municipal Bonds (Cost $2,300,955)					2,300,955
Other Assets and Liabilities (1.1%)
Other Assets					50,326
Liabilities					(23,799)
					26,527
Net Assets (100%)
Applicable to 2,327,204,747 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					2,327,482
Net Asset Value Per Share					$1.00

New Jersey Tax-Exempt Money Market Fund

At May 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	2,327,482
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	—
Net Assets	2,327,482

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the aggregate value of these securities was $526,890,000, representing 22.6% of net assets.
See accompanying Notes, which are an integral part of the Financial Statements.
A key to abbreviations and other references follows the Statement of Net Assets.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2010
($000)
Investment Income
Income
Interest	3,233
Total Income	3,233
Expenses
The Vanguard Group—Note B
Investment Advisory Services	264
Management and Administrative	1,401
Marketing and Distribution	381
Custodian Fees	9
Shareholders’ Reports	5
Trustees’ Fees and Expenses	2
Total Expenses	2,062
Net Investment Income	1,171
Net Increase (Decrease) in Net Assets Resulting from Operations	1,171

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,171	13,205
Realized Net Gain (Loss)	—	97
Net Increase (Decrease) in Net Assets Resulting from Operations	1,171	13,302
Distributions
Net Investment Income	(1,171)	(13,205)
Realized Capital Gain	—	—
Total Distributions	(1,171)	(13,205)
Capital Share Transactions (at $1.00)
Issued	709,040	1,572,673
Issued in Lieu of Cash Distributions	1,127	12,666
Redeemed	(928,885)	(2,165,309)
Net Increase (Decrease) from Capital Share Transactions	(218,718)	(579,970)
Total Increase (Decrease)	(218,718)	(579,873)
Net Assets
Beginning of Period	2,546,200	3,126,073
End of Period	2,327,482	2,546,200

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.005	.022	.035	.032	.021
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.005	.022	.035	.032	.021
Distributions
Dividends from Net Investment Income	(.001)	(.005)	(.022)	(.035)	(.032)	(.021)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.005)	(.022)	(.035)	(.032)	(.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.05%	0.45%	2.27%	3.60%	3.25%	2.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,327	$2,546	$3,126	$3,448	$2,787	$2,521
Ratio of Total Expenses to
Average Net Assets	0.17%[2]	0.17%[3]	0.11%[3]	0.10%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.10%[2]	0.46%	2.24%	3.53%	3.21%	2.17%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2006–2009), and for the period ended May 31, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2010, the fund had contributed capital of $436,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.17% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of May 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2010

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VNJTX		VNJUX
Expense Ratio[1]	0.20%		0.12%
30-Day SEC Yield	3.27%		3.35%

Financial Attributes
		Barclays
		Capital
		10 Year	Barclays
		Municipal Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	367	8,565	46,449
Average Quality	AA-	AA/AA-	AA/AA-
Yield to Maturity
(before expenses)	3.4%	3.3%	3.4%
Average Coupon	4.3%	4.9%	5.0%
Average Duration	6.5 years	7.0 years	8.2 years
Average Effective
Maturity	7.3 years	9.9 years 13.5 years
Short-Term
Reserves	3.7%	—	—

Volatility Measures
Barclays Capital
	10 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.90	0.98
Beta	0.97	1.02

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)

Under 1 Year	6.7%
1 - 3 Years	14.5
3 - 5 Years	18.4
5 - 10 Years	39.0
10 - 20 Years	16.4
20 - 30 Years	4.2
Over 30 Years	0.8

Distribution by Credit Quality (% of portfolio)

AAA	22.2%
AA	45.9
A	21.3
BBB	8.7
BB	0.2
B	0.3
Not Rated	1.4

Investment Focus

1 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended May 31, 2010, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1999, Through May 31, 2010
				Barclays Capital
				10 Year Municipal
			Investor Shares	Bond Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2000	5.62%	2.95%	8.57%	7.65%
2001	5.16	3.39	8.55	8.22
2002	4.95	1.47	6.42	6.67
2003	4.68	2.13	6.81	6.88
2004	4.56	-1.23	3.33	4.03
2005	4.42	-1.13	3.29	3.01
2006	4.61	2.40	7.01	6.17
2007	4.34	-2.30	2.04	3.51
2008	4.11	-7.60	-3.49	-0.42
2009	4.61	7.58	12.19	12.67
2010	2.09	0.86	2.95	3.46
Note: For 2010, performance data reflect the six months ended May 31, 2010.

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	2/3/1988	8.62%	4.15%	4.65%	0.59%	5.24%
Admiral Shares	5/14/2001	8.70	4.23	4.61[1]	0.19[1]	4.80[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.6%)
New Jersey (97.0%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/11(14)	4,025	4,225
Atlantic County NJ Public Fac. COP	6.000%	3/1/14(14)	3,685	4,256
Atlantic County NJ Public Fac. COP	6.000%	3/1/15(14)	1,480	1,739
Atlantic County NJ Util. Auth. Sewer Rev.	6.875%	1/1/12(2)(ETM)	725	770
Bayonne NJ TAN	5.750%	7/1/35	10,000	10,754
Burlington County NJ Bridge Comm. Rev.	5.250%	12/15/21(2)	3,200	3,573
Camden County NJ Improvement Auth. Lease Rev.	5.375%	9/1/10 (4)(Prere.)	850	861
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,140	1,246
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,025	1,120
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,265	1,382
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,335	1,459
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/17(14)	2,560	2,722
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/18(14)	2,165	2,293
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/21(14)	15,400	18,946
Delaware River Port Auth. Pennsylvania &
New Jersey Rev.	5.625%	1/1/26(4)	2,500	2,503
Delaware River Port Auth. Pennsylvania &
New Jersey Rev. VRDO	0.270%	6/7/10 LOC	1,000	1,000
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11(3)(Prere.)	2,640	2,802
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11(3)(Prere.)	2,780	2,951
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11(3)(Prere.)	2,000	2,123
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11(3)(Prere.)	1,400	1,486
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/11(3)(Prere.)	2,950	3,135
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/18(2)	10,000	11,319
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/20(2)	5,010	5,656
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/22(2)	3,455	3,929
Evesham NJ Util. Auth. Rev.	5.000%	7/1/16(2)	3,435	3,687
Evesham NJ Util. Auth. Rev.	5.000%	7/1/17(2)	3,705	3,977
Evesham NJ Util. Auth. Rev.	5.000%	7/1/18(2)	1,605	1,704
Garden State Preservation Trust New Jersey	5.250%	11/1/12(4)	8,000	8,859
Garden State Preservation Trust New Jersey	0.000%	11/1/21(4)	9,825	6,237
Garden State Preservation Trust New Jersey	0.000%	11/1/22(4)	32,200	19,289
Garden State Preservation Trust New Jersey	5.750%	11/1/28(4)	7,500	9,322
Gloucester County NJ Improvement
Auth. Lease Rev.	5.000%	7/15/16(14)	1,000	1,086
Gloucester County NJ Improvement
Auth. Lease Rev.	5.000%	7/15/17(14)	865	956
Gloucester County NJ Improvement
Auth. Lease Rev.	5.000%	7/15/20(14)	1,150	1,238

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Gloucester County NJ Improvement
Auth. Lease Rev.	5.000%	7/15/23(14)	1,000	1,046
Gloucester County NJ Improvement
Auth. Lease Rev.	5.000%	4/1/38	9,750	10,279
Gloucester Township NJ GO	5.750%	7/15/10(2)	500	503
Gloucester Township NJ Muni. Util. Auth. Rev.	5.650%	3/1/18(2)	2,510	2,862
Hillsborough Township NJ School Dist. GO	5.375%	10/1/13(4)	1,250	1,429
Hillsborough Township NJ School Dist. GO	5.375%	10/1/19(4)	1,720	2,096
Hoboken-Union City-Weehawken NJ
Sewerage Auth. Rev.	6.250%	8/1/13(14)	9,590	10,613
Irvington Township NJ GO	0.000%	8/1/10(14)(ETM)	2,080	2,079
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12(3)(Prere.)	6,885	7,498
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12(3)(Prere.)	7,676	8,360
Jackson Township NJ Board of Educ. GO	5.250%	6/15/21 (14)	11,195	13,585
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/14	1,045	1,095
Mercer County NJ Improvement Auth.
Special Services School Dist. Rev.	5.950%	12/15/12	3,775	4,240
Middlesex County NJ COP	5.000%	8/1/11(14)	1,050	1,105
Middlesex County NJ COP	5.500%	8/1/15(14)	1,195	1,259
Middlesex County NJ Improvement Auth.	5.375%	3/15/22(14)	1,825	1,856
Middlesex County NJ Improvement Auth.	5.375%	3/15/23(14)	1,925	1,951
Middlesex County NJ Improvement Auth. Rev.
(Heldrich Center Hotel/Conference Project)	5.000%	1/1/15	435	263
Middlesex County NJ Improvement Auth. Rev.
(Heldrich Center Hotel/Conference Project)	5.000%	1/1/20	500	284
Middlesex County NJ Improvement Auth. Rev.
(Heldrich Center Hotel/Conference Project)	5.000%	1/1/32	5,100	2,863
Middlesex County NJ Improvement Auth. Rev.
(Heldrich Center Hotel/Conference Project)	5.125%	1/1/37	3,500	1,966
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/19	1,585	1,769
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/20	1,600	1,783
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/21	2,375	2,633
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/15 (2)	2,000	1,564
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/16 (2)	3,000	2,196
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/18 (2)	4,550	2,886
Middletown Township NJ Board of Educ. GO	5.000%	8/1/14(4)	2,735	2,756
Middletown Township NJ Board of Educ. GO	5.000%	8/1/15(4)	2,015	2,030
Monmouth County NJ Improvement Auth.
Lease Rev. (Brookdale Community College)	5.875%	8/1/31	1,000	1,148
Monmouth County NJ Improvement Auth.
Lease Rev. (Brookdale Community College)	6.000%	8/1/38	3,900	4,460
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/12(2)(Prere.)	2,115	2,307
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/12(2)(Prere.)	2,225	2,427
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/13(2)	1,545	1,698
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/14(2)	3,205	3,557

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/16(2)	1,000	1,104
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.250%	12/1/18(2)	2,000	2,210
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.250%	12/1/21(2)	1,275	1,373
Montgomery Township NJ School Dist. GO	5.250%	8/1/13(14)	1,285	1,364
Montgomery Township NJ School Dist. GO	5.250%	8/1/17(14)	1,280	1,358
Montgomery Township NJ School Dist. GO	5.250%	8/1/18(14)	910	961
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/20(2)	2,945	3,085
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/21(2)	6,255	6,531
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/22(2)	5,585	5,780
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Parking Fee)	5.250%	6/1/21 (14)	3,000	3,075
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/10	5,000	5,009
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/11	6,590	6,851
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/13	5,000	5,469
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/16	4,000	4,439
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/17	3,000	3,328
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/18	9,000	9,960
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/19	9,755	10,655
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/20	1,500	1,621
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/23	1,000	1,057
New Jersey Econ. Dev. Auth. Market
Transition Fac. Rev.	5.500%	9/1/29 (14)	7,055	7,889
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17	350	350
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29	19,500	19,455
New Jersey Econ. Dev. Auth. Rev.
(Cooper Health System) VRDO	0.230%	6/7/10 LOC	2,000	2,000
New Jersey Econ. Dev. Auth. Rev.
(El Dorado Terminals) VRDO	0.380%	6/1/10 LOC	6,300	6,300
New Jersey Econ. Dev. Auth. Rev.
(Hillcrest Health Service)	0.000%	1/1/12(2)	2,500	2,353
New Jersey Econ. Dev. Auth. Rev.
(Hillcrest Health Service)	0.000%	1/1/13(2)	3,000	2,694
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/24(14)	6,000	6,459
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/25(14)	14,000	14,997
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/26(14)	2,500	2,666
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/31(14)	25,175	25,599

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Econ. Dev. Auth. Rev.
(School Fac. Construction)	5.000%	12/15/16	10,255	11,440
New Jersey Econ. Dev. Auth. Rev.
(School Fac. Construction)	5.000%	12/15/17	5,000	5,573
New Jersey Econ. Dev. Auth. Rev.
(School Fac. Construction)	5.000%	12/15/18	5,000	5,556
New Jersey Econ. Dev. Auth. Rev.
(School Fac. Construction)	5.000%	12/15/19	2,000	2,215
New Jersey Econ. Dev. Auth. Rev.
(School Fac. Construction)	5.125%	3/1/28	8,000	8,386
New Jersey Econ. Dev. Auth. Rev.
(School Fac. Construction)	5.500%	12/15/29	11,520	12,756
New Jersey Econ. Dev. Auth. Rev.
(School Fac. Construction)	5.125%	3/1/30(10)	1,000	1,032
New Jersey Econ. Dev. Auth. Rev.
(School Fac. Construction)	5.000%	9/1/30	4,065	4,325
New Jersey Econ. Dev. Auth. Rev.
(School Fac. Construction)	5.000%	12/15/31	3,105	3,296
New Jersey Econ. Dev. Auth. Rev.
(School Fac. Construction)	5.000%	12/15/32	1,000	1,063
New Jersey Econ. Dev. Auth. Rev.
(School Fac. Construction)	5.000%	9/1/34	8,000	8,411
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.000%	3/1/12(ETM)	2,000	2,153
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.500%	6/15/13 (2)(ETM)	1,200	1,363
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.000%	9/1/13	7,500	8,318
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.000%	9/1/13 (14)(Prere.)	4,000	4,512
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.000%	12/15/13	14,000	15,625
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.000%	9/1/14	10,000	11,140
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.000%	12/15/14	14,000	15,661
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.000%	3/1/18	2,650	2,923
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.500%	9/1/18 (14)	10,285	11,767
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.500%	12/15/19(2)	1,550	1,775
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.250%	3/1/26	9,500	10,142
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.125%	3/1/30	12,000	12,416
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.000%	9/1/30 (14)	5,480	5,638
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.000%	9/1/33	7,825	8,219
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.000%	9/1/36	18,250	18,862
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.000%	9/1/37	17,150	17,793
New Jersey Econ. Dev. Auth. Rev.
(School Fac.) PUT	5.000%	9/1/14 (4)	8,000	8,894

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Econ. Dev. Auth. Rev.
(School Fac.) PUT	5.000%	9/1/14 (4)	12,500	13,897
New Jersey Econ. Dev. Auth. Rev.
(School Fac.) PUT	5.000%	9/1/15 (4)	28,000	31,197
New Jersey Econ. Dev. Auth. Rev.
(School Fac.) PUT	5.000%	9/1/15 (4)	5,000	5,571
New Jersey Econ. Dev. Auth. Rev.
(School Fac.) VRDO	0.230%	6/1/10 LOC	18,465	18,465
New Jersey Econ. Dev. Auth. Rev.
(School Fac.) VRDO	0.240%	6/1/10 LOC	9,000	9,000
New Jersey Econ. Dev. Auth. Rev.
(St. Barnabas Project)	0.000%	7/1/11(14)(ETM)	4,650	4,617
New Jersey Econ. Dev. Auth. Rev.
(St. Barnabas Project)	0.000%	7/1/12(14)	4,550	4,011
New Jersey Econ. Dev. Auth. Rev.
(St. Barnabas Project)	0.000%	7/1/13(14)	4,500	3,724
New Jersey Econ. Dev. Auth. Rev.
(St. Barnabas Project)	0.000%	7/1/14(14)	4,210	3,274
New Jersey Econ. Dev. Auth. Rev.
(Transp. Project)	5.000%	5/1/14	15,000	16,625
New Jersey Econ. Dev. Auth. Rev.
(Transp. Project)	5.000%	5/1/18	5,965	6,622
New Jersey Econ. Dev. Auth. Rev.
(Transp. Project)	5.000%	5/1/19	2,580	2,855
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/12	7,595	8,390
New Jersey Educ. Fac. Auth. Rev.	5.250%	9/1/29	10,000	10,570
New Jersey Educ. Fac. Auth. Rev.	5.500%	9/1/36	5,000	5,351
New Jersey Educ. Fac. Auth. Rev.
(College of New Jersey)	5.000%	7/1/14(4)	3,180	3,577
New Jersey Educ. Fac. Auth. Rev.
(College of New Jersey)	5.000%	7/1/16(4)	4,410	5,015
New Jersey Educ. Fac. Auth. Rev.
(Drew Univ.)	5.250%	7/1/20(14)	2,060	2,326
New Jersey Educ. Fac. Auth. Rev.
(Drew Univ.)	5.250%	7/1/21(14)	1,550	1,749
New Jersey Educ. Fac. Auth. Rev.
(Fairleigh Dickinson Univ.)	5.500%	7/1/23	2,750	2,753
New Jersey Educ. Fac. Auth. Rev.
(Georgian Court Univ.)	5.000%	7/1/33	1,000	964
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13(3)(Prere.)	2,775	3,128
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13(3)(Prere.)	2,605	2,936
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/20(14)	2,585	2,792
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/21(14)	3,025	3,233
New Jersey Educ. Fac. Auth. Rev.
(Montclair State Univ.)	5.000%	7/1/15(3)(Prere.)	4,700	5,446
New Jersey Educ. Fac. Auth. Rev.
(Montclair State Univ.)	5.000%	7/1/27(2)	5,000	5,172
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/17(14)	1,000	1,040
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/18(14)	1,470	1,528
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/20(14)	1,725	1,789
New Jersey Educ. Fac. Auth. Rev.
(Princeton Univ.)	5.000%	7/1/20	6,020	7,092

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educ. Fac. Auth. Rev.
(Princeton Univ.)	5.000%	7/1/34	4,000	4,340
New Jersey Educ. Fac. Auth. Rev.
(Princeton Univ.)	4.500%	7/1/35	10,000	10,238
New Jersey Educ. Fac. Auth. Rev.
(Princeton Univ.)	4.500%	7/1/37	5,000	5,100
New Jersey Educ. Fac. Auth. Rev.
(Princeton Univ.)	4.250%	7/1/40	2,000	1,980
New Jersey Educ. Fac. Auth. Rev.
(Ramapo College)	5.000%	7/1/12(3)(Prere.)	1,010	1,102
New Jersey Educ. Fac. Auth. Rev.
(Ramapo College)	5.000%	7/1/12(3)(Prere.)	1,700	1,854
New Jersey Educ. Fac. Auth. Rev.
(Ramapo College)	5.000%	7/1/15(14)	1,550	1,629
New Jersey Educ. Fac. Auth. Rev.
(Ramapo College)	5.000%	7/1/16(14)(Prere.)	4,000	4,655
New Jersey Educ. Fac. Auth. Rev.
(Richard Stockton College)	5.375%	7/1/38	5,000	5,242
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11(3)(Prere.)	235	250
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11(3)(Prere.)	190	202
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11(3)(Prere.)	205	218
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/13(3)(Prere.)	2,800	3,145
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/14(14)	2,070	2,179
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/1(14)5	1,690	1,778
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/16(14)	1,845	1,940
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.000%	7/1/24(14)	2,200	2,306
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/10(2)	1,500	1,506
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/12(2)	1,275	1,280
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/15(2)	400	417
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/16(2)	200	208
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.125%	7/1/13(Prere.)	6,000	6,728
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.250%	7/1/13(Prere.)	6,000	6,751
New Jersey Educ. Fac. Auth. Rev.
(Univ. Medical & Dentistry)	7.500%	12/1/32	7,250	8,353
New Jersey GO	5.000%	8/1/16	5,190	6,002
New Jersey GO	5.000%	8/1/17	9,035	10,471
New Jersey GO	5.250%	7/15/18(2)	4,000	4,720
New Jersey GO	5.000%	6/1/20	915	1,050
New Jersey GO	5.000%	6/1/21	6,835	7,775
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/13	3,785	4,171
New Jersey Health Care Fac. Financing Auth. Rev.	5.500%	10/1/23	10,000	10,717
New Jersey Health Care Fac. Financing Auth. Rev.	5.750%	10/1/31	1,500	1,605
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	7/1/36	14,250	13,964
New Jersey Health Care Fac. Financing Auth. Rev.
(AHS Hosp.)	5.000%	7/1/13	7,330	7,908
New Jersey Health Care Fac. Financing Auth. Rev.
(AHS Hosp.)	5.000%	7/1/14	7,695	8,376
New Jersey Health Care Fac. Financing Auth. Rev.
(AHS Hosp.)	5.000%	7/1/15	5,000	5,452
New Jersey Health Care Fac. Financing Auth. Rev.
(AHS Hosp.)	5.000%	7/1/18	9,095	9,718
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	5.750%	7/1/12(Prere.)	2,220	2,434

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	6.250%	7/1/12(Prere.)	1,750	1,937
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	6.250%	7/1/17	2,200	2,315
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	5.750%	7/1/25	2,780	2,843
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlanticare Regional Medical Center)	5.000%	7/1/23	2,675	2,775
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlanticare Regional Medical Center)	5.000%	7/1/26	2,880	2,921
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlanticare Regional Medical Center)	5.000%	7/1/37	10,000	10,017
New Jersey Health Care Fac. Financing Auth. Rev.
(Capital Health Systems Obligated Group)	5.750%	7/1/13(Prere.)	7,000	7,871
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hosp.)	5.000%	7/1/24	800	769
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hosp.)	5.500%	7/1/30	3,055	3,044
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hosp.)	5.500%	7/1/36	6,800	6,580
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Health Care)	5.000%	7/1/10(4)	4,695	4,709
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Health Care)	5.250%	7/1/12(4)	105	105
New Jersey Health Care Fac. Financing Auth. Rev.
(Hackensack Univ. Medical Center)	5.375%	1/1/13(14)	2,355	2,360
New Jersey Health Care Fac. Financing Auth. Rev.
(Hackensack Univ. Medical Center)	5.125%	1/1/21	15,000	15,268
New Jersey Health Care Fac. Financing Auth. Rev.
(Holy Name Hosp.)	5.250%	7/1/30	4,000	3,768
New Jersey Health Care Fac. Financing Auth. Rev.
(Hunterdon Medical Center)	5.250%	7/1/25	1,200	1,214
New Jersey Health Care Fac. Financing Auth. Rev.
(Hunterdon Medical Center)	5.125%	7/1/35	3,450	3,334
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health System Obligated Group)	5.625%	7/1/13(4)	7,255	7,276
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health System Obligated Group)	5.250%	7/1/29(4)	13,150	13,154
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health Systems)	5.000%	7/1/38(12)	4,400	4,464
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian IV) VRDO	0.240%	6/7/10 (12)	9,570	9,570
New Jersey Health Care Fac. Financing Auth. Rev.
(Riverside Medical Center)	6.250%	7/1/10(2)(ETM)	2,935	2,951
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	5.875%	7/1/12(Prere.)	3,500	3,872
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	6.000%	7/1/12(Prere.)	3,500	3,881
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	6.000%	7/1/12(Prere.)	3,000	3,327
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	5.000%	7/1/46	7,505	7,212
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	5.250%	7/1/13(14)	2,695	2,690

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	5.250%	7/1/16(14)	2,340	2,305
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	0.000%	7/1/21(14)(ETM)	1,260	841
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	0.000%	7/1/21(14)	1,740	816
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	5.000%	7/1/29	4,375	3,596
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)	5.250%	7/1/14(4)	11,000	11,076
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)	6.000%	7/1/29(12)	1,000	1,054
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)	5.750%	7/1/33	3,000	3,160
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)	5.500%	7/1/38(12)	3,000	3,196
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health) VRDO	0.250%	6/1/10 LOC	3,300	3,300
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	4.750%	12/1/21	5,000	5,255
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.000%	12/1/25	1,500	1,552
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.000%	12/1/26	1,500	1,543
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.000%	6/1/27	6,280	6,433
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	4.750%	12/1/29	2,000	2,019
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.625%	6/1/30	5,000	5,299
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev.	5.700%	5/1/20 (4)	2,040	2,045
New Jersey Housing & Mortgage Finance
Agency Rev.	6.500%	10/1/38	3,370	3,689
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13(14)	775	846
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13(14)(ETM)	875	957
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17(14)	5,505	6,304
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17(14)(ETM)	250	300
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/21(14)	3,000	3,432
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/22(14)	1,000	1,143
New Jersey Transp. Corp. COP	5.750%	9/15/10 (Prere.)	2,000	2,032
New Jersey Transp. Corp. COP	5.500%	9/15/11 (2)	5,000	5,284
New Jersey Transp. Corp. COP	5.500%	9/15/12 (2)	20,000	21,842
New Jersey Transp. Corp. COP	5.500%	9/15/14 (2)	1,500	1,698
New Jersey Transp. Corp. COP	5.500%	9/15/15 (2)	15,000	17,045
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/12(14)	1,000	1,105
1 New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/13 (Prere.)	7,000	7,955
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/14(2)	10,000	11,443
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/15 (14)(ETM)	5,000	5,880
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/15(2)	1,000	1,136
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17	14,810	16,507
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17	8,480	9,452
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/17(4)	1,775	2,037
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/18(4)	5,000	5,775

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	22,675	25,624
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	7,500	8,475
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19(4)	8,000	9,061
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/20	5,000	5,764
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20	9,000	10,160
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20(4)	5,800	6,564
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20(4)	5,000	5,659
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20(14)	7,000	8,040
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	8,000	9,182
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/22(12)	5,000	5,724
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/22	6,375	7,298
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (14)	5,750	6,645
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/23	2,000	1,004
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23(2)	15,830	17,587
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (14)	4,900	5,688
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/24(2)	9,000	4,217
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/25 (14)	7,000	8,116
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	10,800	4,796
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26	11,585	4,820
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/28	33,855	12,421
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/29	8,780	3,034
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/30	10,000	3,241
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/31(14)	9,000	2,566
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/31	15,000	4,554
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32(4)	10,000	2,876
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32	5,000	1,430
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32	6,420	1,836
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/32(2)	22,085	22,899
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/33	10,000	2,693
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/33	3,000	808
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/34	8,210	2,081
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/35	6,000	1,434
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/36	12,925	2,915
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/37	14,365	3,046
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/38	15,000	3,007
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/38	10,000	1,999
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/38(12)	6,900	7,559
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/38	5,000	5,587
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/39	25,150	4,741
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/40	10,000	1,770
2 New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	0.300%	6/7/10 (13)	5,100	5,100
New Jersey Transp. Trust Fund Auth. Transp.
System Rev.	5.500%	12/15/15(2)	4,600	5,277
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13(14)(ETM)	770	868
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13(14)	230	257
New Jersey Turnpike Auth. Rev.	6.500%	1/1/13(14)(ETM)	20,000	22,829
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16(14)(ETM)	1,560	1,932
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16(14)	19,535	23,274
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16(14)(ETM)	22,095	25,502
New Jersey Turnpike Auth. Rev.	5.000%	1/1/20	5,000	5,552
New Jersey Turnpike Auth. Rev.	5.000%	1/1/21	5,000	5,498
New Jersey Turnpike Auth. Rev.	5.000%	1/1/22	3,325	3,625
New Jersey Turnpike Auth. Rev.	5.250%	1/1/26(4)	8,900	10,248
New Jersey Turnpike Auth. Rev.	5.000%	1/1/30(4)	18,500	19,292
New Jersey Turnpike Auth. Rev.	5.000%	1/1/35(4)	10,000	10,288

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Turnpike Auth. Rev.	5.000%	1/1/35	10,500	10,955
New Jersey Turnpike Auth. Rev.	5.000%	1/1/36	15,000	15,561
New Jersey Turnpike Auth. Rev.	5.250%	1/1/40	28,385	29,908
2 New Jersey Turnpike Auth. Rev. TOB VRDO	0.340%	6/7/10 LOC	22,140	22,140
Newark NJ GO	5.375%	12/15/13(14)	2,000	2,191
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/17	2,665	2,833
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/18	2,220	2,351
Ocean County NJ Util. Auth. Wastewater Rev.	6.600%	1/1/18(3)(ETM)	2,500	3,012
Port Auth. of New York & New Jersey CP	5.375%	3/1/28	1,100	1,252
Port Auth. of New York & New Jersey Rev.	5.000%	9/1/27	7,680	8,047
Port Auth. of New York & New Jersey Rev.	4.500%	7/15/28	9,000	9,284
Port Auth. of New York & New Jersey Rev.	5.000%	3/1/29	4,500	4,899
Port Auth. of New York & New Jersey Rev.	4.750%	11/15/32	4,000	4,132
Port Auth. of New York & New Jersey Rev.	4.750%	7/15/33	9,500	9,863
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/33	10,000	10,474
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/34(14)	7,095	7,371
Port Auth. of New York & New Jersey Rev.	5.000%	9/1/38	5,000	5,156
Port Auth. of New York & New Jersey Rev.	5.000%	5/1/39	6,600	6,994
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/31 (14)	4,215	1,257
Rutgers State Univ. New Jersey	6.400%	5/1/13	1,640	1,783
Rutgers State Univ. New Jersey	5.000%	5/1/39	5,000	5,299
South Jersey Port Corp. New Jersey Rev.	5.000%	1/1/23	2,000	2,046
South Jersey Port Corp. New Jersey Rev.	5.100%	1/1/33	1,500	1,514
Stafford NJ Muni. Util. Auth. Water & Sewer Rev.	5.500%	6/1/11 (14)	750	764
Tobacco Settlement Financing Corp.
New Jersey Rev.	5.750%	6/1/12 (Prere.)	34,260	36,603
Tobacco Settlement Financing Corp.
New Jersey Rev.	6.000%	6/1/12 (Prere.)	20,650	22,814
Tobacco Settlement Financing Corp.
New Jersey Rev.	5.000%	6/1/13	1,225	1,276
Tobacco Settlement Financing Corp.
New Jersey Rev.	7.000%	6/1/13 (Prere.)	20,000	23,493
Tobacco Settlement Financing Corp.
New Jersey Rev.	4.500%	6/1/23	40,530	37,872
Tobacco Settlement Financing Corp.
New Jersey Rev.	4.625%	6/1/26	8,000	6,732
Tobacco Settlement Financing Corp.
New Jersey Rev.	5.000%	6/1/29	10,000	8,188
Tobacco Settlement Financing Corp.
New Jersey Rev.	4.750%	6/1/34	9,000	6,458
Tobacco Settlement Financing Corp.
New Jersey Rev.	5.000%	6/1/41	7,265	4,900
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/18 (14)	1,975	2,063
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/20 (14)	2,185	2,258
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/22 (14)	2,420	2,479
Univ. of Medicine & Dentistry New Jersey Rev.	6.500%	12/1/12(14)(ETM)	2,550	2,757
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/15(2)	2,325	2,455
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/16(2)	1,110	1,161
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/19(2)	2,000	2,064
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/20(2)	3,675	3,780
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/21(2)	2,000	2,056
				2,043,307
Puerto Rico (1.2%)
Puerto Rico GO	5.500%	7/1/18	5,540	5,947
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14(Prere.)	3,500	4,044
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14(Prere.)	4,125	4,767

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/33(3)	17,000	3,674
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,250	3,507
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	1,135	1,225
Puerto Rico Public Finance Corp.	6.000%	8/1/26(ETM)	720	913
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56	16,200	885
				24,962
Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/18	3,390	3,563
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/25	1,500	1,528
				5,091
Guam (0.2%)
Guam Govt. Ltd. Obligation Infrastructure
Improvement Rev.	5.125%	11/1/11(2)	3,400	3,384
Total Tax-Exempt Municipal Bonds (Cost $1,991,736)				2,076,744
Other Assets and Liabilities (1.4%)
Other Assets				44,286
Liabilities				(15,686)
				28,600
Net Assets (100%)				2,105,344

At May 31, 2010, net assets consisted of:
				Amount
				($000)
Paid-in Capital				2,055,736
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(35,599)
Unrealized Appreciation (Depreciation)
Investment Securities				85,008
Futures Contracts				199
Net Assets				2,105,344

Investor Shares—Net Assets
Applicable to 41,155,105 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				483,025
Net Asset Value Per Share—Investor Shares				$11.74

Admiral Shares—Net Assets
Applicable to 138,226,169 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,622,319
Net Asset Value Per Share—Admiral Shares				$11.74

• See Note A in Notes to Financial Statements.
1 Securities with a value of $1,705,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the aggregate value of these securities was $27,240,000, representing 1.3% of net assets.
See accompanying Notes, which are an integral part of the Financial Statements.
A key to abbreviations and other references follows the Statement of Net Assets.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2010
($000)
Investment Income
Income
Interest	44,404
Total Income	44,404
Expenses
The Vanguard Group—Note B
Investment Advisory Services	98
Management and Administrative—Investor Shares	385
Management and Administrative—Admiral Shares	716
Marketing and Distribution—Investor Shares	63
Marketing and Distribution—Admiral Shares	149
Custodian Fees	8
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Admiral Shares	1
Trustees’ Fees and Expenses	2
Total Expenses	1,427
Net Investment Income	42,977
Realized Net Gain (Loss)
Investment Securities Sold	1,041
Futures Contracts	(999)
Realized Net Gain (Loss)	42
Change in Unrealized Appreciation (Depreciation)
Investment Securities	17,490
Futures Contracts	295
Change in Unrealized Appreciation (Depreciation)	17,785
Net Increase (Decrease) in Net Assets Resulting from Operations	60,804

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	42,977	81,997
Realized Net Gain (Loss)	42	(13,198)
Change in Unrealized Appreciation (Depreciation)	17,785	149,647
Net Increase (Decrease) in Net Assets Resulting from Operations	60,804	218,446
Distributions
Net Investment Income
Investor Shares	(9,805)	(18,900)
Admiral Shares	(33,172)	(63,097)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(42,977)	(81,997)
Capital Share Transactions
Investor Shares	5,785	31,130
Admiral Shares	48,772	80,448
Net Increase (Decrease) from Capital Share Transactions	54,557	111,578
Total Increase (Decrease)	72,384	248,027
Net Assets
Beginning of Period	2,032,960	1,784,933
End of Period	2,105,344	2,032,960

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.64	$10.82	$11.71	$12.03	$11.82	$12.04
Investment Operations
Net Investment Income	.239	.477	.494	.511	.520	.526
Net Realized and Unrealized Gain (Loss)
on Investments	.100	.820	(.890)	(.276)	.282	(.134)
Total from Investment Operations	.339	1.297	(.396)	.235	.802	.392
Distributions
Dividends from Net Investment Income	(.239)	(.477)	(.494)	(.511)	(.520)	(.526)
Distributions from Realized Capital Gains	—	—	—	(.044)	(.072)	(.086)
Total Distributions	(.239)	(.477)	(.494)	(.555)	(.592)	(.612)
Net Asset Value, End of Period	$11.74	$11.64	$10.82	$11.71	$12.03	$11.82

Total Return[1]	2.95%	12.19%	-3.49%	2.04%	7.01%	3.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$483	$473	$410	$426	$432	$434
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.20%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.11%[2]	4.22%	4.32%	4.35%	4.42%	4.38%
Portfolio Turnover Rate	15%[2]	22%	37%	14%	15%	19%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.64	$10.82	$11.71	$12.03	$11.82	$12.04
Investment Operations
Net Investment Income	.244	.487	.502	.519	.529	.535
Net Realized and Unrealized Gain (Loss)
on Investments	.100	.820	(.890)	(.276)	.282	(.134)
Total from Investment Operations	.344	1.307	(.388)	.243	.811	.401
Distributions
Dividends from Net Investment Income	(.244)	(.487)	(.502)	(.519)	(.529)	(.535)
Distributions from Realized Capital Gains	—	—	—	(.044)	(.072)	(.086)
Total Distributions	(.244)	(.487)	(.502)	(.563)	(.601)	(.621)
Net Asset Value, End of Period	$11.74	$11.64	$10.82	$11.71	$12.03	$11.82

Total Return	2.99%	12.28%	-3.42%	2.11%	7.09%	3.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,622	$1,560	$1,375	$1,402	$1,286	$1,180
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.12%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.19%[1]	4.30%	4.39%	4.42%	4.49%	4.45%
Portfolio Turnover Rate	15%[1]	22%	37%	14%	15%	19%
1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2006–2009), and for the period ended May 31, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New Jersey Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2010, the fund had contributed capital of $387,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,076,744	—
Futures Contracts—Liabilities[1]	(39)	—	—
Total	(39)	2,076,744	—

1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	September 2010	(142)	(17,417)	189
10-Year U.S. Treasury Note	September 2010	(20)	(2,398)	10

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

New Jersey Long-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2009, the fund had available capital loss carryforwards totaling $31,834,000 to offset future net capital gains of $437,000 through November 30, 2015, $21,064,000 through November 30, 2016, and $10,333,000 through November 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $3,903,000 through November 30, 2009, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2010, the cost of investment securities for tax purposes was $1,995,639,000. Net unrealized appreciation of investment securities for tax purposes was $81,105,000, consisting of unrealized gains of $94,577,000 on securities that had risen in value since their purchase and $13,472,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2010, the fund purchased $206,173,000 of investment securities and sold $144,440,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	May 31, 2010		November 30, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	65,600	5,616	145,074	12,800
Issued in Lieu of Cash Distributions	8,040	689	15,408	1,357
Redeemed	(67,855)	(5,811)	(129,352)	(11,387)
Net Increase (Decrease)—Investor Shares	5,785	494	31,130	2,770
Admiral Shares
Issued	145,043	12,423	274,585	24,228
Issued in Lieu of Cash Distributions	24,732	2,120	46,279	4,075
Redeemed	(121,003)	(10,373)	(240,416)	(21,346)
Net Increase (Decrease)—Admiral Shares	48,772	4,170	80,448	6,957

H. In preparing the financial statements as of May 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2009	5/31/2010	Period
Based on Actual Fund Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,000.48	$0.85
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,029.46	$1.01
Admiral Shares	1,000.00	1,029.87	0.61
Based on Hypothetical 5% Yearly Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,024.08	$0.86
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.33	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.17%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in each fund’s peer group. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006 –2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995 –2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997 –2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998 –2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008 –2009) of	(1988 –2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997 –2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996 –2009
Peter F. Volanakis	Chief Executive Officer and President, 1996 –2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® >www.vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q142 072010

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 23, 2010

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 23, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, is Incorporated by Reference.